Expense Example	Apr. 30, 2025 USD ($)
TappAlpha SPY Growth & Daily Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
TappAlpha Innovation 100 Growth & Daily Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	$ 218